Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the period ended August 31, 2023

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.75%

COMMON STOCKS 98.75%

Aerospace & Defense 1.73%
Northrop Grumman Corp.	82,500	$35,729,925
RTX Corp.	321,441	27,656,784
Total		63,386,709

Banks 2.18%
Bank of America Corp.	2,788,634	79,950,137

Beverages 2.90%
Coca-Cola Co.	1,100,579	65,847,641
Pernod Ricard SA(a)	206,208	40,469,072
Total		106,316,713

Biotechnology 2.59%
AbbVie, Inc.	644,807	94,760,837

Capital Markets 6.73%
Ameriprise Financial, Inc.	152,700	51,548,466
Charles Schwab Corp.	417,980	24,723,517
Morgan Stanley	1,110,100	94,525,015
S&P Global, Inc.	193,300	75,553,238
Total		246,350,236

Chemicals 1.33%
Sherwin-Williams Co.	178,732	48,565,059

Construction Materials 1.49%
CRH PLC ADR	376,943	21,700,609
Vulcan Materials Co.	150,805	32,913,191
Total		54,613,800

Consumer Staples Distribution & Retail 3.65%
Costco Wholesale Corp.	78,028	42,859,220
Walmart, Inc.	559,270	90,942,894
Total		133,802,114

Electric: Utilities 2.08%
NextEra Energy, Inc.	1,142,149	76,295,553
Investments	Shares	Fair Value
Electrical Equipment 1.81%
Eaton Corp. PLC	286,921	$66,097,991

Financial Services 4.87%
Jack Henry & Associates, Inc.	171,100	26,825,058
Mastercard, Inc. Class A	367,459	151,628,282
Total		178,453,340

Ground Transportation 1.91%
Union Pacific Corp.	317,400	70,008,918

Health Care Equipment & Supplies 1.65%
Abbott Laboratories	587,700	60,474,330

Health Care Providers & Services 4.62%
Humana, Inc.	106,856	49,327,935
UnitedHealth Group, Inc.	251,600	119,907,528
Total		169,235,463

Hotels, Restaurants & Leisure 3.79%
Churchill Downs, Inc.	228,970	28,685,362
McDonald’s Corp.	218,026	61,298,010
Starbucks Corp.	500,348	48,753,909
Total		138,737,281

Industrial Conglomerates 1.21%
Honeywell International, Inc.	235,900	44,335,046

Industrial REITS 1.37%
Prologis, Inc.	404,951	50,294,914

Information Technology Services 2.25%
Accenture PLC Class A (Ireland)(b)	254,200	82,302,334

Insurance 3.20%
Allstate Corp.	203,367	21,924,996
Arthur J Gallagher & Co.	207,553	47,836,815
Chubb Ltd. (Switzerland)(b)	193,600	38,888,432
RenaissanceRe Holdings Ltd.	45,474	8,544,110
Total		117,194,353

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 2.44%
Danaher Corp.	157,100	$41,631,500
West Pharmaceutical Services, Inc.	117,100	47,647,990
Total		89,279,490

Machinery 1.86%
Parker-Hannifin Corp.	163,491	68,159,398

Media 2.23%
Comcast Corp. Class A	1,744,591	81,577,075

Metals & Mining 1.13%
Reliance Steel & Aluminum Co.	145,300	41,404,688

Oil, Gas & Consumable Fuels 4.49%
Exxon Mobil Corp.	1,273,530	141,603,801
Marathon Petroleum Corp.	160,800	22,957,416
Total		164,561,217

Pharmaceuticals 4.57%
Eli Lilly & Co.	184,732	102,378,474
Zoetis, Inc.	341,800	65,116,318
Total		167,494,792

Semiconductors & Semiconductor Equipment 8.56%
Analog Devices, Inc.	151,000	27,448,780
Broadcom, Inc.	55,338	51,070,887
Lam Research Corp.	128,667	90,375,701
NVIDIA Corp.	292,600	144,412,730
Total		313,308,098

Software 11.91%
Intuit, Inc.	54,800	29,691,188
Microsoft Corp.	830,600	272,237,456
Oracle Corp.	488,074	58,759,229
Roper Technologies, Inc.	151,384	75,549,699
Total		436,237,572
Investments	Shares	Fair Value
Specialty Retail 5.22%
Home Depot, Inc.	184,500	$60,940,350
Lowe’s Cos., Inc.	245,675	56,623,174
TJX Cos., Inc.	793,600	73,392,128
Total		190,955,652

Technology Hardware, Storage & Peripherals 4.00%
Apple, Inc.	778,903	146,332,507

Textiles, Apparel & Luxury Goods 0.98%
NIKE, Inc. Class B	353,700	35,974,827
Total Common Stocks (cost $2,795,108,098)		3,616,460,444

	Principal Amount

SHORT-TERM INVESTMENTS 1.19%

Repurchase Agreements 1.19%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $48,699,200 of U.S. Treasury Note at 0.250% due 9/30/2025; value: $44,380,483; proceeds: $43,513,660 (cost $43,510,276)	$43,510,276	43,510,276
Total Investments in Securities 99.94% (cost $2,838,618,374)		3,659,970,720
Other Assets and Liabilities – Net 0.06%		2,101,102
Net Assets 100.00%		$3,662,071,822

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2023

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$65,847,641	$40,469,072	$–	$106,316,713
Remaining Industries	3,510,143,731	–	–	3,510,143,731
Short-Term Investments
Repurchase Agreements	–	43,510,276	–	43,510,276
Total	$3,575,991,372	$83,979,348	$–	$3,659,970,720

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.15%

COMMON STOCKS 99.15%

Aerospace & Defense 2.92%
Axon Enterprise, Inc.*	29,656	$6,314,059
TransDigm Group, Inc.*	7,274	6,574,605
Total		12,888,664

Automobiles 0.87%
Rivian Automotive, Inc.
Class A*	167,926	3,816,958

Beverages 1.00%
Celsius Holdings, Inc.*	22,562	4,423,054

Biotechnology 7.43%
Argenx SE ADR*	20,239	10,169,895
Cytokinetics, Inc.*	64,349	2,248,354
Exact Sciences Corp.*	47,319	3,959,181
Karuna Therapeutics, Inc.*	11,594	2,176,889
Krystal Biotech, Inc.*	37,695	4,692,274
Legend Biotech Corp. ADR*	50,629	3,511,627
Natera, Inc.*	60,902	3,576,775
Sarepta Therapeutics, Inc.*	20,294	2,455,777
Total		32,790,772

Broadline Retail 2.63%
Global-e Online Ltd. (Israel)*(a)	113,802	4,509,973
MercadoLibre, Inc. (Uruguay)*(a)	5,167	7,090,984
Total		11,600,957

Building Products 1.22%
Trex Co., Inc.*	75,704	5,402,994

Capital Markets 0.75%
Ares Management Corp. Class A	31,902	3,299,943

Commercial Services & Supplies 1.27%
Copart, Inc.*	124,916	5,599,984
Investments	Shares	Fair Value
Communications Equipment 2.49%
Arista Networks, Inc.*	56,227	$10,977,197

Construction & Engineering 3.93%
Comfort Systems USA, Inc.	27,750	5,121,817
EMCOR Group, Inc.	25,359	5,686,756
Quanta Services, Inc.	31,041	6,514,575
Total		17,323,148

Diversified Consumer Services 1.30%
Duolingo, Inc.*	38,850	5,717,166

Electrical Equipment 2.23%
Hubbell, Inc.	13,170	4,294,078
Rockwell Automation, Inc.	17,749	5,539,108
Total		9,833,186

Entertainment 4.42%
Live Nation Entertainment, Inc.*	58,540	4,948,386
Roku, Inc.*	107,184	8,703,341
Spotify Technology SA (Sweden)*(a)	38,077	5,862,716
Total		19,514,443

Financial Services 5.44%
Apollo Global Management, Inc.	76,820	6,709,459
Flywire Corp.*	149,156	5,157,815
Remitly Global, Inc.*	282,073	7,094,136
Toast, Inc. Class A*	227,784	5,049,971
Total		24,011,381

Ground Transportation 2.97%
Old Dominion Freight Line, Inc.	12,266	5,242,120
Saia, Inc.*	18,453	7,864,669
Total		13,106,789

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2023

Investments	Shares	Fair Value
Health Care Equipment & Supplies 5.83%
Align Technology, Inc.*	19,476	$7,208,847
Dexcom, Inc.*	72,942	7,365,683
IDEXX Laboratories, Inc.*	9,474	4,845,098
Penumbra, Inc.*	8,116	2,146,682
Shockwave Medical, Inc.*	18,952	4,176,831
Total		25,743,141

Hotels, Restaurants & Leisure 5.65%
Chipotle Mexican Grill, Inc.*	3,313	6,382,958
DoorDash, Inc. Class A*	126,989	10,683,585
DraftKings, Inc. Class A*	236,059	6,999,149
Wingstop, Inc.	5,424	871,312
Total		24,937,004

Information Technology Services 5.46%
MongoDB, Inc.*	26,458	10,088,436
Shopify, Inc. Class A (Canada)*(a)	210,876	14,021,145
Total		24,109,581

Life Sciences Tools & Services 1.98%
10X Genomics, Inc. Class A*	44,784	2,322,050
West Pharmaceutical Services, Inc.	15,803	6,430,241
Total		8,752,291

Media 2.95%
Trade Desk, Inc. Class A*	162,788	13,027,924

Pharmaceuticals 0.41%
Ventyx Biosciences, Inc.*	54,446	1,823,941

Professional Services 1.48%
Verisk Analytics, Inc.	26,913	6,518,867

Semiconductors & Semiconductor Equipment 10.34%
First Solar, Inc.*	14,200	2,685,504
KLA Corp.	10,071	5,054,333
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.*	108,481	$10,550,862
Monolithic Power Systems, Inc.	17,229	8,979,927
ON Semiconductor Corp.*	108,460	10,678,972
Rambus, Inc.*	135,532	7,653,492
Total		45,603,090

Software 20.52%
ANSYS, Inc.*	18,282	5,829,581
AppLovin Corp. Class A*	76,385	3,298,304
Bentley Systems, Inc. Class B	119,866	5,982,512
Cadence Design Systems, Inc.*	36,959	8,886,422
Confluent, Inc. Class A*	221,081	7,315,570
Datadog, Inc. Class A*	73,344	7,076,229
DoubleVerify Holdings, Inc.*	198,294	6,704,320
Dynatrace, Inc.*	156,046	7,521,417
HubSpot, Inc.*	22,390	12,236,583
Monday.com Ltd. (Israel)*(a)	31,908	5,661,756
Procore Technologies, Inc.*	130,513	8,816,153
Synopsys, Inc.*	13,468	6,180,331
Workday, Inc. Class A*	20,645	5,047,703
Total		90,556,881

Textiles, Apparel & Luxury Goods 3.66%
Deckers Outdoor Corp.*	10,546	5,579,783
Lululemon Athletica, Inc. (Canada)*(a)	19,541	7,450,202
On Holding AG Class A (Switzerland)*(a)	108,055	3,115,225
Total		16,145,210
Total Common Stocks (cost $360,483,732)		437,524,566

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.36%

Repurchase Agreements 3.36%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $13,527,200 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2025; value: $15,096,295; proceeds: $14,801,391 (cost $14,800,240)	$14,800,240	$14,800,240
Total Investments in Securities 102.51% (cost $375,283,972)		452,324,806
Other Assets and Liabilities – Net (2.51)%		(11,057,265)
Net Assets 100.00%		$441,267,541

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$437,524,566	$–	$–	$437,524,566
Short-Term Investments
Repurchase Agreements	–	14,800,240	–	14,800,240
Total	$437,524,566	$14,800,240	$–	$452,324,806

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.67%

COMMON STOCKS 99.67%

Aerospace & Defense 1.49%
Curtiss-Wright Corp.	28,421	$5,911,284

Air Freight & Logistics 0.76%
Radiant Logistics, Inc.*	446,375	3,013,031

Automobile Components 2.88%
Dorman Products, Inc.*	67,605	5,578,089
Gentherm, Inc.*	97,467	5,868,488
Total		11,446,577

Banks 11.61%
Axos Financial, Inc.*	137,315	5,916,903
Bancorp, Inc.*	207,367	7,612,443
First BanCorp	372,944	5,169,004
Heritage Financial Corp.	269,292	4,637,208
Prosperity Bancshares, Inc.	83,684	4,754,088
Seacoast Banking Corp. of Florida	258,560	6,104,602
Wintrust Financial Corp.	83,846	6,507,288
WSFS Financial Corp.	139,010	5,463,093
Total		46,164,629

Building Products 2.29%
Masonite International Corp.*	88,803	9,120,956

Capital Markets 4.83%
Bridge Investment Group Holdings, Inc. Class A	507,871	5,119,340
CI Financial Corp.(a)	566,500	7,269,916
Moelis & Co. Class A	144,206	6,836,806
Total		19,226,062

Chemicals 3.13%
Avient Corp.	150,989	6,056,169
Element Solutions, Inc.	309,597	6,383,890
Total		12,440,059
Investments	Shares	Fair Value
Commercial Services & Supplies 2.68%
Brady Corp. Class A	112,557	$5,677,375
SP Plus Corp.*	126,975	4,973,611
Total		10,650,986

Construction & Engineering 1.55%
EMCOR Group, Inc.	27,468	6,159,699

Construction Materials 1.58%
Eagle Materials, Inc.	33,177	6,281,070

Electric: Utilities 0.72%
Portland General Electric Co.	65,358	2,866,602

Electronic Equipment, Instruments & Components 6.91%
Advanced Energy Industries, Inc.	44,825	5,292,488
Belden, Inc.	89,352	8,390,153
Crane NXT Co.	109,490	6,499,326
Mirion Technologies, Inc.*	856,182	7,311,794
Total		27,493,761

Energy Equipment & Services 2.58%
TechnipFMC PLC (United Kingdom)(b)	539,020	10,262,941

Financial Services 3.24%
Compass Diversified Holdings	334,187	6,900,961
International Money Express, Inc.*	345,683	5,980,316
Total		12,881,277

Health Care Equipment & Supplies 0.91%
CONMED Corp.	32,388	3,609,966

Health Care Providers & Services 2.78%
AMN Healthcare Services, Inc.*	66,338	5,862,952
Tenet Healthcare Corp.*	66,700	5,173,252
Total		11,036,204

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 0.82%
Dave & Buster’s Entertainment, Inc.*	82,654	$3,245,823

Household Durables 2.22%
Helen of Troy Ltd.*	39,603	4,868,001
Taylor Morrison Home Corp.*	83,358	3,951,169
Total		8,819,170

Household Products 1.98%
Spectrum Brands Holdings, Inc.	94,729	7,878,611

Industrial REITS 1.45%
STAG Industrial, Inc.	158,400	5,786,352

Information Technology Services 1.40%
Perficient, Inc.*	87,458	5,578,946

Insurance 5.28%
Kemper Corp.	151,026	7,093,691
RenaissanceRe Holdings Ltd.	30,096	5,654,737
Stewart Information Services Corp.	83,775	3,880,458
White Mountains Insurance Group Ltd.	2,753	4,373,664
Total		21,002,550

Interactive Media & Services 1.92%
Cars.com, Inc.*	407,611	7,618,250

Leisure Products 1.70%
YETI Holdings, Inc.*	135,324	6,759,434

Life Sciences Tools & Services 0.69%
Medpace Holdings, Inc.*	10,088	2,726,484

Machinery 4.42%
Columbus McKinnon Corp.	169,674	6,391,619
Crane Co.	56,390	5,138,257
Miller Industries, Inc.	151,284	6,051,360
Total		17,581,236
Investments	Shares	Fair Value
Media 1.40%
Criteo SA ADR*	188,342	$5,555,147

Oil, Gas & Consumable Fuels 6.44%
Chesapeake Energy Corp.	62,246	5,490,720
MEG Energy Corp.*(a)	461,400	8,253,432
Permian Resources Corp.	836,005	11,854,551
Total		25,598,703

Personal Care Products 1.74%
BellRing Brands, Inc.*	166,805	6,922,408

Pharmaceuticals 1.95%
Organon & Co.	352,422	7,739,187

Professional Services 4.45%
ICF International, Inc.	50,500	6,820,530
TrueBlue, Inc.*	250,693	3,792,985
WNS Holdings Ltd. ADR*	108,128	7,066,165
Total		17,679,680

Real Estate Management & Development 1.36%
Marcus & Millichap, Inc.	162,358	5,406,521

Semiconductors & Semiconductor Equipment 1.84%
FormFactor, Inc.*	207,623	7,333,244

Software 1.92%
CommVault Systems, Inc.*	111,772	7,635,145

Specialized REITS 0.72%
National Storage Affiliates Trust	85,633	2,877,269

Specialty Retail 4.63%
Academy Sports & Outdoors, Inc.	112,338	6,130,285
Boot Barn Holdings, Inc.*	68,200	6,257,350
Valvoline, Inc.	174,552	6,011,571
Total		18,399,206

Trading Companies & Distributors 1.40%
MRC Global, Inc.*	599,498	5,587,321
Total Common Stocks (cost $359,780,818)		396,295,791

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.38%

Repurchase Agreements 0.38%
Repurchase Agreement dated 8/31/2023, 2.800% due 9/1/2023 with Fixed Income Clearing Corp. collateralized by $1,690,800 of U.S. Treasury Note at 0.250% due 9/30/2025; value: $1,540,857; proceeds: $1,510,754 (cost $1,510,636)	$1,510,636	$1,510,636
Total Investments in Securities 100.05% (cost $361,291,454)		397,806,427
Other Assets and Liabilities – Net (0.05)%		(198,147)
Net Assets 100.00%		$397,608,280

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$396,295,791	$–	$–	$396,295,791
Short-Term Investments
Repurchase Agreements	–	1,510,636	–	1,510,636
Total	$396,295,791	$1,510,636	$–	$397,806,427

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

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Notes to Schedule of Investments (unaudited)(continued)

(b)

Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of August 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on

11

Notes to Schedule of Investments (unaudited)(concluded)

the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2023, the Funds did not have any securities on loan.

12

QPHR-RES-3Q

(10/23)